COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Thousands			3 Months Ended						12 Months Ended
	Jan. 09, 2026	Jan. 13, 2022	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Product Liability Contingency [Line Items]
Value of shares issued during period			$ 3,784	$ 6,418	$ 1,249	$ 8,555	$ 6,310	$ 8,193	$ 23,462	$ 33,103
Number of shares issued	565,000
License [Member]
Product Liability Contingency [Line Items]
Payment of fixed license fees		$ 2,000
Monthly installment payment		500
License [Member] | Chery Automobile Co. Ltd. [Member]
Product Liability Contingency [Line Items]
Payment of fixed license fees										1,000
Value of shares issued during period										$ 4,000
Number of shares issued										144,927
Common Class B [Member]
Product Liability Contingency [Line Items]
Contingent Obligation to issue common stock			$ 5,000
Value of shares issued during period		$ 8,000							$ 1,900	$ 1,800
Number of shares issued									744,329
Common Class B [Member] | Chery Automobile Co. Ltd. [Member]
Product Liability Contingency [Line Items]
Value of shares issued during period										$ 5,000